Accumulated other comprehensive loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated other comprehensive income (loss) [Abstract]
Accumulated other comprehensive loss	$ (8,660)	$ (5,305)
Unrealized gains/(losses) from changes in fair value of financial instruments	$ (3,355)	$ (992)	$ 6,414